Related-Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Related Party Transaction [Line Items]
Capital expenditures			$ 3,407	$ 3,111
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Capital expenditures			1,816	1,696
Virginia Electric and Power Company | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 33	$ 34	100	109
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Capital expenditures			537	819
Dominion Energy Gas Holdings, LLC | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 9	$ 9	$ 20	$ 27